PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Other Comprehensive Loss (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
U.S.
Defined Benefit Plans
Net actuarial loss (gain)	$ 3.5	$ (44.6)	$ 33.5
Amortization of unrecognized net actuarial gain	(0.6)	(0.5)	(21.2)
Amortization of unrecognized prior service credit (cost)			(0.8)
Settlements	(0.2)	(442.8)	(92.0)
Net amount recognized in other comprehensive loss (income)	2.7	(487.9)	(80.5)
International
Defined Benefit Plans
Net actuarial loss (gain)	(13.5)	(42.7)	(27.2)
Prior service credit	0.4	1.8
Amortization of unrecognized net actuarial gain	(5.2)	(4.0)	(8.1)
Amortization of unrecognized prior service credit (cost)	0.4	0.4	0.5
Settlements	(0.3)	(0.6)	(1.7)
Net amount recognized in other comprehensive loss (income)	$ (18.2)	$ (45.1)	$ (36.5)